Financial Assets At Fair Value Through Other Comprehensive Income - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Discounted Bills [Member]
Statement [Line Items]
Gross undiscounted cash flows discounted and endorsed bills	¥ 156,737
Endorsed Bills [Member]
Statement [Line Items]
Gross undiscounted cash flows discounted and endorsed bills	¥ 307,275